Description of Business and Segmented Disclosures - Schedule of Capital Expenditures (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Reportable Segments [Line Items]
Capital Investment	$ 248	$ 292	$ 565	$ 816
Total Capital Expenditures	251	294	574	823
Oil Sands Segment [Member]
Disclosure Of Reportable Segments [Line Items]
Capital Investment	136	224	350	542
Acquisition Capital	2		2
Deep Basin Segment [Member]
Disclosure Of Reportable Segments [Line Items]
Capital Investment	8	26	22	171
Acquisition Capital	1		3
Conventional Segment [Member]
Disclosure Of Reportable Segments [Line Items]
Capital Investment		(2)
Refining and Marketing Segment [Member]
Disclosure Of Reportable Segments [Line Items]
Capital Investment	72	35	127	88
Acquisition Capital		2	4	7
Corporate And Eliminations Segment [Member]
Disclosure Of Reportable Segments [Line Items]
Capital Investment	$ 32	$ 9	$ 66	$ 15